Premises And Equipment - Details of changes in premises and equipment(owned) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	₩ 2,789,176	₩ 2,839,643	₩ 2,897,602
Changes in property plant and equipment [Abstract]
Acquisitions	173,156	118,803	149,462
Disposals	(22,471)	(4,636)	(11,338)
Depreciation	(151,076)	(149,738)	(159,539)
Transfer	(7,153)	(6,095)	(32,895)
Foreign currencies translation adjustments	(117)	6,304	(4,479)
Business combination	12,026		3,776
Others	(2,585)	(2,253)	(2,946)
Classification of assets held for sale	(13,109)	(12,852)	0
Ending balance	2,777,847	2,789,176	2,839,643
Land
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1,719,325	1,726,045	1,761,159
Changes in property plant and equipment [Abstract]
Acquisitions	24	0	3,787
Disposals	(20,024)	0	(8,326)
Depreciation	0	0	0
Transfer	(3,040)	(3,649)	(30,847)
Foreign currencies translation adjustments	(855)	991	(836)
Business combination	5,917		1,108
Others	415	3,095	0
Classification of assets held for sale	(6,405)	(7,157)
Ending balance	1,695,357	1,719,325	1,726,045
Building
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	756,964	787,040	802,299
Changes in property plant and equipment [Abstract]
Acquisitions	14,524	15,750	26,972
Disposals	(788)	(1,994)	(1,719)
Depreciation	(32,290)	(33,523)	(34,572)
Transfer	(4,113)	(2,446)	(2,048)
Foreign currencies translation adjustments	(428)	712	(882)
Business combination	3,523		81
Others	(12)	(2,880)	(3,091)
Classification of assets held for sale	(6,704)	(5,695)
Ending balance	730,676	756,964	787,040
Equipment and vehicles
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	258,361	268,225	278,016
Changes in property plant and equipment [Abstract]
Acquisitions	98,620	68,069	84,828
Disposals	(1,003)	(1,663)	(605)
Depreciation	(97,600)	(93,921)	(94,388)
Transfer	0	15,399	118
Foreign currencies translation adjustments	392	2,868	(1,849)
Business combination	2,586		2,150
Others	(78)	(616)	(45)
Classification of assets held for sale	0	0
Ending balance	261,278	258,361	268,225
Leasehold improvements
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	51,354	50,085	54,839
Changes in property plant and equipment [Abstract]
Acquisitions	28,178	23,347	26,124
Disposals	(656)	(979)	(688)
Depreciation	(21,185)	(22,293)	(30,579)
Transfer	0	0	0
Foreign currencies translation adjustments	549	1,580	(830)
Business combination	0		437
Others	112	(386)	782
Classification of assets held for sale	0	0
Ending balance	58,352	51,354	50,085
Construction in progress
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	3,171	8,246	1,287
Changes in property plant and equipment [Abstract]
Acquisitions	31,810	11,637	7,751
Disposals	0	0	0
Depreciation	0	0	0
Transfer	0	(15,399)	(118)
Foreign currencies translation adjustments	225	153	(82)
Business combination	0		0
Others	(3,022)	(1,466)	(592)
Classification of assets held for sale	0	0
Ending balance	32,184	3,171	8,246
Structures
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1	2	2
Changes in property plant and equipment [Abstract]
Acquisitions	0	0	0
Disposals	0	0	0
Depreciation	(1)	(1)	0
Transfer	0	0	0
Foreign currencies translation adjustments	0	0	0
Business combination	0		0
Others	0	0	0
Classification of assets held for sale	0	0
Ending balance	₩ 0	₩ 1	₩ 2